MANAGEMENT’S PLANS TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Managements Plans To Continue As Going Concern
Working capital deficit	$ 5,300			$ 12,500
Retained Earnings (Accumulated Deficit)	$ 64,329			66,975			$ 60,680
Cash and cash equivalents and restricted cash balances				$ 404
Percentage of total assets	100.00%			100.00%
Amount raised		$ 500	$ 500		$ 500	$ 250
Cash	$ 995			$ 404			$ 4